Company Background and Basis of Presentation (Details) - USD ($)			6 Months Ended		12 Months Ended
	Oct. 06, 2021	May 07, 2021	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Business Acquisition [Line Items]
Write off of Sublease Receivable			$ 228,946	$ 0	$ 312,940
Amount of federal deposit insurance corporation			250,000		250,000
Unrestricted Cash			$ 18,808,458		$ 32,478,948	$ 27,787,314
Estimated useful life for capitalized software			3 years		3 years
Subsequent
Business Acquisition [Line Items]
PIPE financing loans	$ 200,000,000
PIPE financing net of fees and expenses	$ 234,200,000
Percentage of acquired issued and outstanding	100.00%
Business combination agreement
Business Acquisition [Line Items]
Amount Received in PIPE Financing From Leading Institutional and Strategic Investors		$ 200,000,000